Average Annual Total Returns - Parametric Dividend Income Fund	Russell 1000® Value Index One Year	Russell 1000® Value Index Five Years	Russell 1000® Value Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date
Total	(7.54%)	6.66%	8.08%	(5.22%)	6.29%	8.60%	Mar. 26, 2014	(5.68%)	5.59%	7.69%	(2.63%)	4.98%	6.88%	0.25%	7.71%	9.54%	Mar. 26, 2014